Segment Information (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 1,169,747	$ 1,087,431	$ 1,009,825
Long-lived assets	371,792	345,664
NETHERLANDS
Net sales	23,900	21,500	20,300
Long-lived assets	1,100	500
Europe [Member]
Net sales	444,441	398,029	363,949
Long-lived assets	$ 259,220	$ 231,405